SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2022, the significant non-cash investing and financing transactions were as follows:

●	79,164,460 common shares issued with a value of $17,391,000 in connection with the Duparquet acquisition (Note 4);
●	4,708,127 common shares issued with a value of $1,250,000 in connection with other mineral property acquisitions;
●	Received 1,544,944 common shares of Westward Gold Inc. in connection with the Earn-In Agreement associated with the Turquoise Canyon Project in Nevada, USA (initial recognition - $110,000, December 31, 2021 – nil) (Note 5); and
●	Received 15,000,000 common shares of Big Ridge Gold Corp. (initial recognition - $2,175,000, December 31, 2021 – nil) in connection with the Big Ridge Earn-In Agreement (Note 10).

During the year ended December 31, 2021, the significant non-cash investing and financing transactions were as follows:

●	1,107,035 common shares issued with a value of $385,000 in connection with mineral property acquisitions;
●	Received 287,300 common shares of First Majestic in connection with the Silver Purchase Agreement (initial recognition - $5,631,000, December 31, 2021 – nil) (Note 11); and
●	Received 100,000,000 common shares of Auteco (initial recognition - $8,640,000, December 31, 2021 – $6,720,000) in connection with the Auteco Earn-In Agreement (Note 8).